Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ 1,972,562	$ (3,387,940)	$ 1,923,974
Income tax of changes in cash flow hedge transactions	(39,826,484)	109,882,227	(72,354,119)
Income tax related to components of other income and expenses with a charge or credit in equity	$ (37,853,922)	$ 106,494,287	$ (70,430,145)